EQUITY	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
13.	EQUITY

Common Shares

On March 8, 2011, Dehaier issued 10,000 unregistered common shares to an investment relations firm in connection with the investment advice rendered for the Company. The fair value of the shares on the grant date based on the closing price was $59,300.

On November 16, 2011, Dehaier issued 50,000 unregistered common shares to a consulting firm in connection with the financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was $84,250.

During 2012, Dehaier issued 60,000 restricted unregistered common shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $109,000.

On October 7, 2013, Dehaier issued 94,000 options to employees for the Company’s incentive plan. The fair value of the shares on the grant date based on the closing price was approximately $209,574.

On November 14, 2013, Dehaier issued 40,000 restricted unregistered common shares to independent consultants in connection with investment counseling and financial advisory services rendered for the Company. The fair value of the shares on the grant date based on the closing price was approximately $145,600.

On December 29, 2013, Dehaier issued 8,000 ordinary shares to individuals upon exercises of share-based awards.

Statutory Surplus Reserves

A PRC company is required to make appropriations to statutory surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve is required to be at least 10% of the after tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s’ registered capital.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided that the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital.

Since Dehaier is a British Virgin Islands company, it will not be subject to the statutory surplus reserve provisions. BDL is a joint-venture company and the statutory surplus reserve provisions will be determined by its board of directors. As of December 31, 2013, BDL’s board of directors has not yet made such determination. Therefore, no amount was allocated to the statutory surplus reserve account.

BTL appropriated 10% of its net profits as statutory surplus reserve, which is included as part of the non-controlling interest in the equity section. For the years ended December 31, 2013, 2012 and 2011, statutory surplus reserve activity was as follows:

	December 31,
	2013	2012	2011
	US$	US$	US$

Balance – beginning of year	75,489	74,469	72,226
Addition to statutory reserves	771	1,020	2,243
Balance –end of year	76,260	75,489	74,469

Stock Option Plan

Under the employee stock option plan, the Company’s stock options expire five years from the date of grant. On December 29, 2011, the Company entered into five-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 450,000 options to acquire the Company’s common shares at an exercise price of $1.45 per share. The options vest in equal annual installments over the five years of the agreements ending December 31, 2016. On October 7, 2013, pursuant to the Company’s Share Incentive Plan, the company granted a nonstatutory option to acquire 94,000 of the Company’s common shares at an exercise price of $2.30 per share to Chen Ping. The options vest in equal annual installments over the five years of the agreement ending October 7, 2018. As of December 31, 2013, 307,000 options have not been vested.

The Company valued the stock options using the Black-Scholes model with the following assumptions:

	Expected				Grant Date
	Terms	Expected	Dividend	Risk Free	Fair Value
	(years)	Volatility	Yield	Interest Rate	Per share
Employees	5	126%	0%	0.83%	$1.22
Directors and officers	5	126%	0%	0.83%	$1.22
Chen Ping	5	192%	0%	1.41%	$2.30

The following is a summary of the option activity:

		Weighted Average	Aggregate
Stock options	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2010	-
Granted	450,000
Forfeited	-
Exercised	-
Outstanding as of December 31, 2011	450,000	$1.45	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	450,000	$1.45	$400,500
Granted	94000
Forfeited	(94,000)
Exercised	(8,000)
Outstanding as of December 31, 2013	442,000	$1.63	$994,160

Following is a summary of the status of options outstanding and exercisable at December 31, 2013:

Outstanding options			Exercisable options
		Average			Average
Average		remaining	Average		remaining
Exercise		contractual	Exercise		contractual
price	Number	life(years)	price	Number	life(years)
$1.45	348,000	3.0	$1.45	135,000	3.0

$2.30	94,000	4.8	$2.30	-	-

For the years ended December 31, 2013, 2012 and 2011, the Company recognized $94,271, $110,163 and $903, respectively, as compensation expense under its stock option plan.